Going Concern (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)
Going Concern [Line Items]
Net losses	$ (2,840,146)	$ (6,040,235)
Net cash used in operating activities	(19,876,814)	$ (6,949,921)
Working capital deficit	$ 18,698,359
Revolving fund						$ 977,162	¥ 7,000,000
Currant asset (in Yuan Renminbi)				$ 3,489,865	¥ 25,000,000
Percentage of asset liability ratio	70.00%
Cash and cash equivalents and restricted cash	$ 27,408,386
GIOP BJ [Member]
Going Concern [Line Items]
Revolving fund	977,162
Currant asset (in Yuan Renminbi) | ¥			¥ 25,000,000
Net assets	$ 8,000,000
Percentage of asset liability ratio	80.00%
Qianxinan Branch [Member]
Going Concern [Line Items]
Long term debt	$ 67,544,444